Available-for-sale securities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, Cost Basis	$ 124
Due after one year through five years, Cost Basis	709
Due after five years through ten years, Cost Basis	49
Due after ten years, Cost Basis	28
Due in one year or less, Fair Value	124
Due after one year through five years, Fair Value	716
Due after five years through ten years, Fair Value	50
Due after ten years, Fair Value	28
Cost Basis	1,272
Fair Value	1,283
Schedule of Available-for-sale Securities
Cost Basis	1,577	$ 1,421
Fair Value	1,635	1,554
Available-for-sale Securities, Proceeds, Gains and Losses
Proceeds from the sale of available-for-sale securities	351	434	$ 449
Gross gains from the sale of available-for-sale securities	64	38	22
Gross losses from the sale of available-for-sale securities	2	2	$ 2
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities
Cost Basis	291	292
Fair Value	292	294
Residential
Schedule of Available-for-sale Securities
Cost Basis	12	15
Fair Value	12	15
Commercial
Schedule of Available-for-sale Securities
Cost Basis	59	63
Fair Value	$ 61	$ 67